SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Equipment Parts Inventory	$ 731,863	$ 690,070
Finished Goods Inventory	161,918	181,453
Sales Demo Inventory	885,514	1,281,564
Work In Process Inventory	11,657	19,241
Total Inventory	$ 1,790,952	$ 2,172,328